Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").
Consolidation, Policy [Policy Text Block]
Basis of consolidation

The consolidated financial statements include the financial statements of China Finance Online, its subsidiaries, VIEs for which the Company is the primary beneficiary and those VIEs' subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash

Restricted cash is the deposit in bank accounts for providing guarantee to subscription revenue customers by CFO Securities Consulting in accordance with the requirement of China Securities Regulatory Commission ("CSRC"). The restriction period is one year.

Fair Value Measurement, Policy [Policy Text Block]
Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Group measures certain assets, including the long-term investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc.

Trust Bank Balances Held On Behalf Of Customers [Policy Text Block]
Trust bank balances held on behalf of customers

Trust bank balances held on behalf of customers consist two parts: i) iSTAR Securities and iSTAR Futures receive fund from customers for purpose of buying or selling securities and futures on behalf of its customers and deposits the fund in its interest-bearing bank account; ii) The funds received by CFO Newrand from customers who purchase mutual funds and other wealth management products which are deposited in a trust bank account. The Group launched "Yinglibao", an internet-based financial platform that integrates cash management solutions and mutual fund distribution. Such bank balance represents an asset of the Group for the amounts due to customers for the trust bank balance held on their behalf and payable to customers on demand. The Group also recognizes a corresponding liability.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group's financial statements include account receivable, cost method investment, impairment of goodwill and long-lived assets, income taxes, share-based compensation and purchase price allocation. Actual results could differ from those estimates.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
Loan receivable

Loans are reported at either their outstanding principal balances. For loans reported at their outstanding principal balances, interest income is accrued on the unpaid principal balance. A loan is considered impaired when, based on current events and the financial condition of the borrower, it is probable that the company will be unable to collect all principal and interest due according to the contractual terms of the loan agreement. Loan collectability is monitored by the Group in connection with the ongoing monitoring of the associated financial guarantee transactions.

Marketable Securities, Policy [Policy Text Block]
Short-term investments

Short-term investments comprise marketable debt and equity securities, which are classified as trading, held-to-maturity or available-for-sale. Trading securities are securities that are bought and held principally for the purpose of selling them in the near term and are reported at fair value, with unrealized gains and losses recognized in earnings. Short-term investments are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. All of the Company's held-to-maturity securities are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs. Short-term investments classified as available for sale are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. Available for sale securities are classified as current assets on the accompanying consolidated balance sheets because they are available for immediate sale.

The Group reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment, in determining if impairment is needed.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment, net

Property and equipment, net are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Technology infrastructure (years)	5
Computer equipment (years)	5
Furniture, fixtures and equipment (years)	5
Motor vehicle (years)	5
Leasehold improvements	Shorter of the lease term or 5 years

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Acquired intangible assets, net

Acquired intangible assets are estimated by management based on the fair value of assets acquired. Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives, which are as follows:

License and related trademarks (years)		15
Completed technology (years)		5
Customer relationship (years)	4	-	5

Certain trademarks resulting from the acquisitions of business and certain trading rights bought by the Company are determined to have indefinite lives. If an intangible asset is determined to have an indefinite life, it is not amortized until its useful life is determined to be no longer indefinite.

Guarantee Fund Deposits [Policy Text Block]
Guarantee fund deposits

Guarantee fund deposits consist of i) the funds deposited with Hong Kong Exchange and Clearing Limited by iSTAR Futures, to guarantee its customers' settlement obligations; ii) the funds deposited with the precious metals exchanges as a result of its customers' trading. The Group needs to deposit certain percentage of its customers' trading margins with the exchanges.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets with definite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. There were nil, nil and $1,802,125 impairment losses in relation to the long-lived assets with definite lives for the years ended December 31, 2012, 2013 and 2014.

Business Combinations Policy [Policy Text Block]
Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Impairment of goodwill and indefinite-lived intangible assets

The Group performs a qualitative analysis that includes reviewing the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable at least annually.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. After a qualitative analysis indicates an impairment test is needed, the Company completes a two-step goodwill impairment test. The first step is to compare the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step is to compare the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.

The Group performed the annual impairment tests on December 31 of each year. Based on the Group's assessment, the Group recorded nil, nil and $8,149,525 goodwill impairment losses during the years ended December 31, 2012, 2013 and 2014, respectively. In addition, there was no impairment loss in relation to intangible assets with indefinite life during the years ended December 31, 2012, 2013 and 2014.

Derivatives, Policy [Policy Text Block]
Financial Instruments and Derivatives

Financial instruments owned and sold, not yet purchased, at fair value consist of financial instruments carried at fair value or amounts that approximate fair value, with related unrealized changes in gains or losses recognized in earnings, except for securities classified as available-for-sale. The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

The Group utilizes derivative instruments to manage exposures to commodity price risks for the Group and its customers in its precious metals business. The Group’s objectives for holding derivatives include reducing, eliminating, and efficiently managing the economic impact of these exposures as effectively as possible. Derivative instruments are recognized as either assets or liabilities and are measured at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. For a derivative instrument designated as a cash flow hedge, the effective portion of the derivative’s gain or loss is initially recorded in OCI, net of tax, and is subsequently recognized in earnings when the hedged exposure affects earnings. The ineffective portion of the gain or loss is recognized in earnings. Gains and losses from changes in fair values of derivatives that are not designated as cash flow hedges for accounting purposes are recognized in earnings. The Group has no derivatives as of December 31, 2013 and 2014.

The Group's derivative contracts consist of commodity based derivatives. Fair values of exchange-traded derivatives are generally determined from quoted market prices. Where possible, the Group verifies the values produced by pricing models by comparing them to market transactions. Inputs may involve judgment where market prices are not readily available. The Group does not elect hedge accounting under the Derivatives and Hedging Topic of the ASC in accounting for derivatives used as economic hedges on its commodities.

The Group may also hold proprietary positions in its precious metals line of business. On a limited basis, the Group's precious metals trade desk will accept a customer transaction and could offset that transaction with a similar but not identical position with counterparty. These unmatched transactions are intended to be short-term in nature and are often conducted to facilitate the most effective transaction for the Group's customer. These spot contracts are accounted for as free-standing derivatives and reported in the consolidated balance sheets at their fair values. The Group does not seek hedge accounting treatment for these derivatives, and accordingly, the changes in fair value during the period are recorded in the consolidated statements of comprehensive income.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

Precious metals trading

In 2013, The Group launched precious metal trading business and derives commission income, carrying charges and trading revenues from its precious metals trading services.

Commission income is recognized on a trade basis based on their customers' trading volumes. The commission earned is fixed no matter how the client's open positions are ultimately settled. Additionally, the Group charges carrying charges to its customers.  The commissions and carrying charges are presented in net revenues in the statement of comprehensive income.

Amounts are settled with the Exchange by both the Group and the customers and the exchange then settles with any counterparty. The exchange offsets the Group's gains and losses and amounts receivable and amounts payable from the exchange are presented net on the statement of financial position as the Group and the exchange settle net.

Trading gains, net include brokerage fees and margins generated from derivative trades executed with customers and other counterparties and are recognized when trades are executed. Trading gains, net also include activities where the Group acts as market maker in the purchase and sale of commodities derivative instruments with customers. These transactions may be offset simultaneously with another customer or counterparty, offset with similar but not identical positions on an exchange, made from inventory, or may be aggregated with other purchases to provide liquidity intraday, for a number of days, or in some cases, particularly the precious metals business, even longer periods (during which fair value may fluctuate). Therefore, trading gains, net includes activities from the Group's operations of a proprietary commodity trades. Net trading gains are recognized on a trade-date basis and include realized gains or losses and changes in unrealized gains or losses on investments at fair value.

Unrealized gains/losses on open positions will be marked to market at each period end and may present trading gains and losses which comprise both realized and unrealized gains and losses, on a net basis in the statement of comprehensive income. The open transactions may lead to receivables and/or payables for open transaction which are recorded on the Statement of Financial Position.

Revenue generally is recognized net of any taxes collected from customers and subsequently remitted to governmental authorities. The following table presents the totally recognized net revenue from precious metal trading business, consisted of:

	Years ended December 31,
	2013	2014

Commodity trading gains	$18,537,459	$38,297,005
Commission income	10,953,632	17,397,978
Carrying charges	633,154	4,396,134
	$30,124,245	$60,091,117

Hong Kong Brokerage services

The Group also derives commission from its brokerage services provided by the subsidiaries, iSTAR Securities and iSTAR Futures which buy or sell securities and futures on their customers' behalf. The Group acts as an agent with their customers for these transactions. The commission income is recognized on a trade date basis as transactions occur.

Financial information and advisory services

The Group derives revenue from annual subscription fees from subscribers to their financial data, information services and investment advisory. The Group recognizes revenues when all of the following criteria are met: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred, (3) the fee is fixed or determinable and (4) collectability is probable. Upon receipt of the upfront cash payments from the subscriber, the Group will activate the subscriber's account and provide the subscriber the access code. This will commence a certain subscription period according to the customer demand and the full payment will be deferred and recognized ratably over the subscription period. The Group recognizes revenue ratably over the life of the arrangement. Estimated refund of subscription fees is recorded as deduction of revenue and deferred revenue.

Advertising revenue

The Group derives its advertising fees from advertising sales on their website for a fixed period of time, generally less than one year. Revenues from advertising arrangements are recognized ratably over the period the advertising is displayed.

Business Taxes And Value Added Taxes [Policy Text Block]
Business taxes and value added taxes

Effective January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched a Business Tax to value added tax ("VAT") Transformation Pilot Program(the "Pilot Program"), for certain industries in Shanghai. On September 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation extended the Pilot Program to certain industries in other eight regions, including Beijing and Shenzhen. With the adoption of Pilot Program, our advertising-related revenues and certain subscription revenues were subject to VAT tax at a rate of 6%. Our advertising- related revenues, certain subscription revenues and certain precious metals trading revenues were recognized after deducting VAT and other related surcharges.

Revenue is recorded net of business taxes when incurred. The Group is subject to business taxes of 3%-5% on taxable services provided to its customers. During the years ended December 31, 2012, 2013, and 2014, business taxes and related surcharges totaled $639,880, $598,044 and $1,425,835, respectively.

The Group's certain PRC subsidiaries, VIEs and VIEs' subsidiaries are subject to VAT at a rate of 17% on subscription-based revenue. VAT payable on subscription-based revenue is computed net of VAT paid on purchases. In respect of subscription-based revenue, however, if the net amount of VAT payable exceeds 3% of subscription-based revenue, the excess portion of value added tax can be refunded immediately.

The Group therefore is subject to an effective net VAT burden of 3% from subscription-based revenue and records VAT on a net basis. Net amount of value added tax is recorded either in the line item of other current liabilities or prepaid expenses and other current assets on the face of consolidated balance sheet.

Subscription-based revenue includes the benefit of the rebate of value added taxes on sale of the downloadable software received from the Chinese tax authorities as part of the PRC government policy of encouraging software development in the PRC. In 2012, 2013 and 2014, the Group recognized $1,348,564, $639,936 and $425,908, respectively, in VAT refunds.

Government Subsidies [Policy Text Block]
Government subsidies

The Group records government subsidies when granted by local government authority and are not subject to future return. The government subsidies include research & development subsidy, business tax refund, innovation fund and high-tech company subsidy.

Revenue Recognition, Deferred Revenue [Policy Text Block]
Deferred revenue

Payments received in advance of for our financial information and advisory service, advertising service are recorded as deferred revenue until earned and when the relevant revenue recognition requirements have been met.

Cost Method Investments, Policy [Policy Text Block]
Cost method investment

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee's earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Equity Method Investments, Policy [Policy Text Block]
Equity method investment

Under the equity method, the Company initially records its investment at cost. The Company subsequently adjusts the carrying amount of the investment to recognize the Company's proportionate share of each equity investee's net income or loss. The Company will discontinue applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. When the equity-method investment in ordinary shares is reduced to zero and further investments are made that have a higher liquidation preference than ordinary shares, the Company would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. An impairment loss on the equity method investments is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other than-temporary

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional and reporting currency of the Company is the United States dollar ("U.S. dollar"). The financial records of the Group's subsidiaries, VIEs and VIEs' subsidiaries located in the PRC, Hong Kong and British Virgin Islands are maintained in their local currencies, the Renminbi ("RMB"), Hong Kong Dollars ("HK$"), and U.S. Dollars ("US$"), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group's entities with functional currency of RMB and HK$ translate their operating results and financial position into the US$, the Group's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Foregin Currency Risk [Policy Text Block]
Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of Renminbi into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents of the Group included aggregate amounts of $26,848,249, $26,974,664 and $19,726,992 at December 31, 2012, 2013 and 2014 which were denominated in RMB.

Research, Development, and Computer Software, Policy [Policy Text Block]
Product development expenses

Costs of product development, including investment in data capability, are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized. The Group essentially completed its development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

Advertising Costs, Policy [Policy Text Block]
Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $753,107, $2,391,762 and $7,505,506 for the years ended December 31, 2012, 2013 and 2014, respectively, and have been included as part of sales and marketing expenses in the accompanying consolidated statements of operations.

Commissions Expense, Policy [Policy Text Block]
Commissions paid

Commissions paid are the commission rebates paid to the account executives of our Hong Kong brokerage business and the commissions paid to the sales agents of our precious metals trading business. Total commissions paid were $161,035, $3,125,982 and $11,546,126 for the years ended December 31, 2012, 2013 and 2014

Income Tax, Policy [Policy Text Block]
Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss), unrealized gain (loss) on short-term investments and foreign currency translation adjustments. Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income a single continuous consolidated statement of comprehensive income.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, cost method investment, loan receivable and accounts payable.

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, loan receivable and accounts payable approximate their fair value due to their short-term maturities.

The carrying value of the cost method investment was $1,138,899 and $1,217,617 as of December 31, 2013 and 2014, which approximate the fair value of the investment based on the valuation performed by the Company.

The Group does not use derivative instruments to manage risks.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method for performance based awards or graded vesting attribution method for service based awards, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Share awards issued to nonemployees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

Earnings Per Share, Policy [Policy Text Block]
Net income (loss) per share

Basic net income (loss) per share attributable to China Finance Online Co. Limited is computed by dividing net income (loss) attributable to China Finance Online Co. Limited by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share attributable to China Finance Online Co. Limited reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of the stock options and nonvested shares is computed using treasury stock method.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term investments, loan receivable and accounts receivable. The Group places its cash and cash equivalents, restricted cash, short-term investments, loan receivable and accounts receivable in major financial institutions located in PRC and Hong Kong, which management considers to be of high credit quality.

The Group conducts ongoing credit evaluations of its customers and generally does not require collateral or other security from its customers except for the accounts receivable-margin clients which represents the margin loan to customers for securities purchase. The accounts receivable-margin client was collateralized by the securities the margin client purchased. The Group manages its credit risk by collecting up-front fee from its customers and billing at regular intervals during the contract period. The Group assesses the adequacy of allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Details of clients accounting for 10% or more of accounts receivable are as follows:

	Year ended December 31,
	2013		2014
	Amount	%	Amount	%

A	$3,885,608	18.2	$-	-
B	*	*	$1,963,900	13.5
C	*	*	$5,044,178	34.6

*           Represented less than 10% of consolidated account receivable balance.

There were no customers with 10% or more of the Group's revenues during 2012, 2013, or 2014.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently accounting pronouncements

In April 2014, the Financial Accounting Standards Board ("FASB") issued ASU No. 2014-08, "Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity" ("ASU 2014-08"). The new guidance changes the criteria for reporting discontinued operations while enhancing disclosures in this area. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization’s operations and financial results. Additionally, ASU 2014-08 requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. ASU 2014-08 is effective for the Company in the first quarter of fiscal 2015. Early adoption is permitted, but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issuance. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, "Revenue from Contracts with Customers (Topic 606)" ("ASU 2014-09"). ASU 2014-09 will eliminate transaction-specific and industry-specific revenue recognition guidance under current U.S. GAAP and replace it with a principle-based approach for determining revenue recognition. ASU 2014-09 will require that companies recognize revenue based on the value of transferred goods or services as they occur in the contract. The ASU also will require additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-09 is effective for reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. Entities can transition to the standard either retrospectively or as a cumulative effect adjustment as of the date of adoption. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

On August 27, 2014, the FASB issued ASU 2014-15, "Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern", which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements. Further, an entity must provide certain disclosures if there is “substantial doubt about the entity’s ability to continue as a going concern.” The FASB believes that requiring management to perform the assessment will enhance the timeliness, clarity, and consistency of related disclosures and improve convergence with IFRSs (which emphasize management’s responsibility for performing the going-concern assessment). However, the time horizon for the assessment (look-forward period) and the disclosure thresholds under U.S. GAAP and IFRSs will continue to differ. The ASU is effective for annual periods ending after December 15, 2016, and interim periods thereafter; early adoption is permitted. The Group does not anticipate that this adoption will have a significant impact on its financial statements.

In January 2015, the FASB issued ASU 2015-01 "Income Statement- Extraordinary and Unusual Items (Subtopic 225-20)". This Update eliminates from GAAP the concept of extraordinary items, required that an entity separately classify, present, and disclose extraordinary events and transactions. The Board concluded that the amendments in this Update will not result in a loss of information because although the amendments will eliminate the requirements in Subtopic 225-20 for reporting entities to consider whether an underlying event or transaction is extraordinary, the presentation and disclosure guidance for items that are unusual in nature or occur infrequently will be retained and will be expanded to include items that are both unusual in nature and infrequently occurring. The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The Group does not anticipate that this adoption will have a significant impact on its financial statements.

In February 2015, the FASB issued ASU 2015-02, "Consolidation (Topic 810): Amendments to the Consolidation Analysis". The Board is issuing the amendments in this Update to respond to stakeholders’ concerns about the current accounting for consolidation of certain legal entities. The amendments in this Update affect reporting entities that are required to evaluate whether they should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model. Under the amendments in this Update, all reporting entities are within the scope of Subtopic 810-10, Consolidation - Overall, including limited partnerships and similar legal entities, unless a scope exception applies. The presumption that a general partner controls a limited partnership has been eliminated. In addition, fees paid to decision makers that meet certain conditions no longer cause decision makers to consolidate VIEs in certain instances. The amendments place more emphasis in the consolidation evaluation on variable interests other than fee arrangements such as principal investment risk (for example, debt or equity interests), guarantees of the value of the assets or liabilities of the VIE, written put options on the assets of the VIE, or similar obligations, including some liquidity commitments or agreements (explicit or implicit). Additionally, the amendments in this Update reduce the extent to which related party arrangements cause an entity to be considered a primary beneficiary. The amendments in this Update are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. For all other entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2016, and for interim periods within fiscal years beginning after December 15, 2017. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03, "Interest- Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs", which regards to the different balance sheet presentation requirements for debt issuance costs and debt discount and premium. To simplify presentation of debt issuance costs, the amendments in this update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this update. For public business entities, the amendments in this update are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the amendments in this Update is permitted for financial statements that have not been previously issued. An entity should apply the new guidance on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance. Upon transition, an entity is required to comply with the applicable disclosures for a change in an accounting principle. These disclosures include the nature of and reason for the change in accounting principle, the transition method, a description of the prior-period information that has been retrospectively adjusted, and the effect of the change on the financial statement line items (that is, debt issuance cost asset and the debt liability). The Group does not anticipate that this adoption will have a significant impact on its financial statements.